Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 3 to the Initial Report, which should be read together with the Initial Report, as amended by Amendment No. 1 and Amendment No. 2 thereto, is being filed solely to include additional financial statements relating to the Mobile Refinery and Logistics Assets as of, and for the three months ended March 31, 2022 and 2021, and to include pro forma financial information as of March 31, 2022, and for the three months ended March 31, 2022, which were not required to be included in the Initial Report, Amendment No. 1 or Amendment No. 2, thereto. The Company is providing this information so that it may be incorporated by reference into a prospectus included within a Form S-3 being filed today by the Company.
Document Period End Date	Apr. 01, 2022
Entity File Number	001-11476
Entity Registrant Name	VERTEX ENERGY, INC.
Entity Central Index Key	0000890447
Entity Tax Identification Number	94-3439569
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1331 Gemini Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77058
City Area Code	(866)
Local Phone Number	660-8156
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VTNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false